Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Equity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax expenses (recoveries)	$ 5	$ 5
Deferred income tax expenses (recoveries)	(4)	(8)
Total income tax recognized directly in equity	$ 1	$ (3)